TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS RECEIVABLE.
Schedule of trade accounts receivable

	2024	2023
Trade accounts receivable - in Brazil	2,261,456	2,622,865
Trade accounts receivable - exports from Brazil	792,385	617,577
Trade accounts receivable - outside of Brazil	2,237,636	1,724,838
(-) Impairment loss on trade receivables	(114,519)	(89,886)
	5,176,958	4,875,394

Schedule of accounts receivable by aging

	2024	2023
Current	4,662,821	4,294,446
Past-due:
Up to 30 days	444,927	513,384
From 31 to 60 days	52,058	48,538
From 61 to 90 days	24,820	24,027
From 91 to 180 days	45,108	50,502
From 181 to 360 days	14,660	13,251
Above 360 days	47,083	21,132
(-) Impairment on financial assets	(114,519)	(89,886)
	5,176,958	4,875,394

Schedule of the changes in impairment on financial assets

Balance as of January 1, 2022	(107,772)
Impairment on financial assets during the year	(29,445)
Recoveries in the year	29,364
Write-offs	11,313
Exchange variation	3,953
Balance as of December 31, 2022	(92,587)
Impairment on financial assets during the year	(37,609)
Recoveries in the year	26,719
Write-offs	9,736
Exchange variation	3,855
Balance as of December 31, 2023	(89,886)
Impairment on financial assets during the year	(67,838)
Recoveries in the year	36,928
Write-offs	18,403
Exchange variation	(12,126)
Balance as of December 31, 2024	(114,519)